N-2 - USD ($)	Dec. 03, 2024	Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001604174
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	EAGLE POINT CREDIT COMPANY INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Our primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. We seek to achieve our investment objectives by investing primarily in equity and junior debt tranches of CLOs that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. We may also invest in other related securities and instruments or other securities and instruments that the Adviser believes are consistent with our investment objectives, including senior debt tranches of CLOs, LAFs, securities issued by other securitization vehicles, such as credit-linked notes and CBOs, and synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions. We may also acquire securities issued by other investments companies, including closed-end funds, business development companies, mutual funds, and exchange-traded funds, and may otherwise invest indirectly in securities consistent with our investment objectives. The amount that we will invest in other securities and instruments, which may include investments in debt and other securities issued by CLOs collateralized by non-U.S. loans or securities of other collective investment vehicles, will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, all as based on the Adviser’s assessment of prevailing market conditions.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in the 2030 Notes involves a number of significant risks. You should carefully consider the risks described below and all other information contained in this prospectus supplement, the accompanying prospectus, any free writing prospectus and the documents incorporated by reference in this prospectus supplement and the accompanying prospectus before making a decision to purchase the 2030 Notes. The risks and uncertainties described below are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance.

If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, our net asset value and the trading price of the 2030 Notes could decline and you may lose all or part of your investment.

Risks Related to the Offering

The 2030 Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we may incur in the future and will rank pari passu with, or equal to, all outstanding and future unsecured indebtedness issued by and us and our general liabilities (total liabilities, less debt).

The 2030 Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the 2030 Notes are effectively subordinated to any secured indebtedness we may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the 2030 Notes. In addition, the 2030 Notes will rank pari passu with, or equal to, all outstanding and future unsecured indebtedness issued by us and our general liabilities (total liabilities, less debt).

The 2030 Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The 2030 Notes will be obligations exclusively of Eagle Point Credit Company Inc. and not of any of our subsidiaries. None of our subsidiaries will be or will act as a guarantor of the 2030 Notes and the 2030 Notes will not be required to be guaranteed by any subsidiaries we may acquire or create in the future. The assets of any such subsidiary are not directly available to satisfy the claims of our creditors, including holders of the 2030 Notes.

Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the 2030 Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the 2030 Notes will be structurally subordinated to all indebtedness and other liabilities of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish.

There is no existing trading market for the 2030 Notes and, even if the NYSE approves the listing of the 2030 Notes, an active trading market for the 2030 Notes may not develop, which could limit your ability to sell the 2030 Notes and/or the market price of the 2030 Notes.

The 2030 Notes will be a new issue of debt securities for which there is no trading market. We intend to list the 2030 Notes on the NYSE within 30 days of the original issue date under the symbol “ECCU.” However, there is no assurance that the 2030 Notes will be approved for listing on the NYSE. Moreover, even if the listing of the 2030 Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the 2030 Notes or that you will be able to sell your 2030 Notes. If the 2030 Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the 2030 Notes, but they are not obligated to do so. The underwriters may discontinue any market-making activities in the 2030 Notes at any time at their sole discretion.

Accordingly, we cannot assure you that the 2030 Notes will be approved for listing on the NYSE, that a liquid trading market will develop or be maintained for the 2030 Notes, that you will be able to sell your 2030 Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the 2030 Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the 2030 Notes for an indefinite period of time.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the 2030 Notes, if any, or change in the debt markets could cause the liquidity or market value of the 2030 Notes to decline significantly.

Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the 2030 Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the 2030 Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of 2030 Notes of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the 2030 Notes.

The indenture under which the 2030 Notes will be issued contains limited protection for holders of the 2030 Notes.

The indenture under which the 2030 Notes will be issued offers limited protection to holders of the 2030 Notes. The terms of the indenture and the 2030 Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the 2030 Notes. In particular, the terms of the indenture and the 2030 Notes do not place any restrictions on our or our subsidiaries’ ability to:

•	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the 2030 Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the 2030 Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore would rank structurally senior to the 2030 Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the 2030 Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act or any successor provisions;

•	pay distributions or dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the 2030 Notes, other than a distribution, dividend or purchase that would cause a violation of Section 18(a)(1)(B) of the 1940 Act or any successor provisions;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

Furthermore, the terms of the indenture and the 2030 Notes do not protect holders of the 2030 Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity, except as required under the 1940 Act.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the 2030 Notes may have important consequences for you as a holder of the 2030 Notes, including making it more difficult for us to satisfy our obligations with respect to the 2030 Notes or negatively affecting the trading value of the 2030 Notes.

Other debt we issue or incur in the future could contain more protections for its holders than the indenture and the 2030 Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the 2030 Notes.

The optional redemption provision may materially adversely affect your return on the 2030 Notes.

The 2030 Notes are redeemable in whole or in part at any time or from time to time on or after         , 20     at our sole option at the redemption price set forth under the caption “Description of the Notes — Optional Redemption” in this prospectus supplement. We may choose to redeem the 2030 Notes at times when prevailing interest rates are lower than the interest rate paid on the 2030 Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the 2030 Notes being redeemed.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the 2030 Notes.

Any default under the agreements governing our indebtedness or under other indebtedness to which we may be a party that is not waived by the required lenders or holders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the 2030 Notes and substantially decrease the market value of the 2030 Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness, including the 2030 Notes. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders of the debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to refinance or restructure our debt, including the 2030 Notes, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders or holders of any debt that we may incur in the future to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the 2030 Notes or our other debt. If we breach our covenants under our debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

DESCRIPTION OF THE NOTES

The following description of the particular terms of the 2030 Notes supplements and, to the extent inconsistent with, replaces the description of the general terms and provisions of our debt securities set forth in the accompanying prospectus.

The 2030 Notes to be sold pursuant to this prospectus supplement will be issued under an indenture, dated as of December 4, 2015, between us and Equiniti Trust Company, LLC (formerly known as American Stock Transfer & Trust Company, LLC), and a sixth supplemental indenture thereto, to be entered into between us and Equiniti Trust Company, LLC, as trustee. We refer to the indenture and the sixth supplemental indenture thereto collectively as the “Indenture” and to Equiniti Trust Company, LLC as the “Trustee.” The 2030 Notes are governed by the Indenture, as required by federal law for all bonds and notes of companies that are publicly offered. An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to, and governed by the Trust Indenture Act of 1939, as amended. The Trustee has two main roles. First, the Trustee can enforce your rights against us if we default. There are some limitations on the extent to which the Trustee acts on your behalf, described in the second paragraph under “— Events of Default — Remedies if an Event of Default Occurs.” Second, the Trustee performs certain administrative duties for us with respect to the 2030 Notes.

This section includes a description of the material terms of the 2030 Notes and the Indenture. Because this section is a summary, however, it does not describe every aspect of the 2030 Notes and the Indenture. We urge you to read the Indenture because it, and not this description, defines your rights as a holder of the 2030 Notes. The Indenture has been attached as an exhibit to the registration statement of which this prospectus supplement forms a part and has been filed with the SEC. See “Additional Information” in this prospectus supplement for information on how to obtain a copy of the Indenture.

General

The 2030 Notes initially are being offered in the aggregate principal amount of $ .

The 2030 Notes will mature on             , 2030 and 100% of the aggregate principal amount will be paid at maturity (unless the 2030 Notes are earlier redeemed as described below). The interest rate of the 2030 Notes is        % per year and will be paid every March 31, June 30, September 30 and December 31. If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. Interest payments on the 2030 Notes offered by this prospectus supplement will commence on March 31, 2025. The regular record dates for interest payments will be every March 15, June 15, September 15 and December 15. The first record date for the 2030 Notes offered by this prospectus supplement will be March 15, 2024. If a record date for an interest payment falls on a non-business day, the record date will be the next business day. The initial interest period for the 2030 Notes offered by this prospectus supplement will be the period from and including                , 2024, to, but excluding, the initial interest payment date, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be.

We will issue the 2030 Notes offered pursuant to this prospectus supplement in denominations of $25 and integral multiples of $25 in excess thereof. The 2030 Notes will not be subject to any sinking fund and holders of the 2030 Notes will not have the option to have the 2030 Notes repaid prior to             , 2030.

The Indenture does not contain any provisions that give you protection in the event we issue a large amount of debt. Other than the restrictions described under “— Merger or Consolidation,” the Indenture does not contain any covenants or other provisions designed to afford holders of the 2030 Notes protection in the event we are acquired by another entity.

Pursuant to the Indenture, we have the ability, without the consent of the holders thereof, to reopen the 2030 Notes and issue additional 2030 Notes having identical terms and conditions as the 2030 Notes, except for the offering price and the issue date, in one or more series. We may also issue additional series of debt securities under the Indenture and other debt securities in accordance with the limitations of the 1940 Act. Under the 1940 Act, so long as any 2030 Notes are outstanding, additional debt securities, including the Existing Notes, must rank in parity with the 2030 Notes with respect to the payment of interest and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs. In addition, we may also enter certain other evidences of indebtedness (including bank borrowings and commercial paper) representing senior securities. We may also borrow in amounts up to 5% of our total assets if the borrowing is for temporary purposes only (i.e., if it is to be repaid within 60 days and not extended or renewed).

Under the current requirements of the 1940 Act, immediately after issuing any senior securities representing indebtedness (i.e., indebtedness other than borrowings for temporary purposes), including the 2030 Notes and the Existing Notes, we must have an asset coverage of at least 300%. Asset coverage means the ratio which the value of our total assets (including the proceeds of indebtedness), less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness. Other types of borrowings also may result in our being subject to similar covenants in credit agreements.

While any indebtedness and senior securities remain outstanding, we cannot make distributions to our stockholders or repurchase our capital stock unless we meet the applicable asset coverage requirements under the 1940 Act at the time of, and after giving effect to, the distribution or repurchase.

Ranking

The 2030 Notes are unsecured obligations of us and, upon our liquidation, dissolution or winding up, will rank (1) senior to the outstanding shares of our common stock and our preferred stock, (2) pari passu (or equally) with our existing and future unsecured indebtedness, including the Existing Notes, (3) effectively subordinated to any existing or future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security), to the extent of the value of the assets securing such indebtedness and (4) structurally subordinated to all existing and future indebtedness of our subsidiaries, financing vehicles or similar facilities.

Optional Redemption

The 2030 Notes may be redeemed in whole or in part at any time or from time to time on or after          , 2027 at our option, upon not less than 30-days’ nor more than 60-days’ written notice by mail prior to the date fixed for redemption thereof, at a redemption price equal to 100% of the aggregate principal amount thereof plus unpaid interest payable thereon accrued to, but excluding, the date fixed for redemption.

You may be prevented from exchanging or transferring the 2030 Notes when they are subject to redemption. If the 2030 Notes become represented by certificates and, in case any 2030 Notes are to be redeemed in part only, the redemption notice will provide that, upon surrender of such 2030 Note, you will receive, without a charge, a new 2030 Note or 2030 Notes of authorized denominations representing the principal amount of your remaining unredeemed 2030 Notes. Any exercise of our option to redeem the 2030 Notes will be done in compliance with the 1940 Act.

If we redeem only some of the 2030 Notes, the Trustee will determine the method for selection of the particular 2030 Notes to be redeemed, in accordance with the Indenture and the rules of the NYSE. Unless we default in payment of the redemption price, on and after the date of redemption, interest will cease to accrue on the 2030 Notes called for redemption.

Global Securities

DTC will act as securities depository for the 2030 Notes. The 2030 Notes will initially be issued in the form of one or more fully registered 2030 Notes in global form, or “Global Notes,” registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One Global Note will be issued for each issuance of the 2030 Notes, in the aggregate principal amount thereof, and will be deposited with DTC. As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all the 2030 Notes represented by a Global Note and investors will be permitted to own only beneficial interests in a Global Note. For more information about these arrangements, see “— Global Notes; Book-Entry” below and “Book-Entry Issuance” in the accompanying prospectus.

Termination of a Global Security

If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated 2030 Notes directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. See “— Form, Exchange and Transfer of Certificated Registered Securities.”

Conversion and Exchange

The 2030 Notes are not convertible into or exchangeable for other securities.

Payment and Paying Agents

We will pay interest to the person listed in the Trustee’s records as the owner of the 2030 Notes at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns any of the 2030 Notes on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling the 2030 Notes must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the 2030 Notes to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on the 2030 Notes so long as they are represented by Global Notes in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the Global Notes. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “Book-Entry Issuance” in the accompanying prospectus.

Payments on Certificated Securities

In the event the 2030 Notes become represented by certificates, we will make payments on the 2030 Notes as follows. We will pay interest that is due on an interest payment date by a check mailed on the interest payment date to the holder of the 2030 Notes at his or her address shown on the Trustee’s records as of the close of business on the record date. We will make all payments of principal and premium, if any, by check at the office of the Trustee in Brooklyn, New York and/or at other offices that may be specified in the Indenture or a notice to holders against surrender of the 2030 Note.

Alternatively, if the holder asks us to do so, we will pay any amount that becomes due on the 2030 Notes by wire transfer of immediately available funds to an account at a bank in the United States, on the due date. To request payment by wire, the holder must give the Trustee appropriate transfer instructions at least 15 business days before the requested wire payment is due. In the case of any interest payment due on an interest payment date, the instructions must be given by the person who is the holder on the relevant regular record date. Any wire instructions, once properly given, will remain in effect unless and until new instructions are given in the manner described above.

Payment When Offices Are Closed

If any payment is due on the 2030 Notes on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the Indenture as if they were made on the original due date. Such payment will not result in a default under the 2030 Notes or the Indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on the 2030 Notes.

Events of Default

You will have rights if an Event of Default occurs in respect of the 2030 Notes and is not cured, as described later in this subsection. The term “Event of Default” in respect of the 2030 Notes means any of the following:

•	We do not pay the principal of, or any premium on, any 2030 Note when due and payable, and such default is not cured within five days.

•	We do not pay interest on any 2030 Note when due, and such default is not cured within 30 days.

•	We remain in breach of any other covenant with respect to the 2030 Notes for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the Trustee or holders of at least 25% of the principal amount of the 2030 Notes.

•	We file for bankruptcy, or certain other events of bankruptcy, insolvency or reorganization occur, and in the case of certain orders or decrees entered against us under any bankruptcy law, such order or decree remains undischarged or unstayed for a period of 90 days.

•	On the last business day of each of twenty-four consecutive calendar months, all series of our debt securities issued under the Indenture together have an asset coverage, as defined in the 1940 Act, of less than 100% after giving effect to exemptive relief, if any, granted to us by the SEC.

An Event of Default for the 2030 Notes does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The Trustee may withhold notice to the holders of the 2030 Notes of any default, except in the payment of principal or interest, if it in good faith considers the withholding of notice to be in the best interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and is continuing, the following remedies are available. The Trustee or the holders of not less than 25% in principal amount of the 2030 Notes may declare the entire principal amount of all of the 2030 Notes to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the 2030 Notes if (1) we have deposited with the Trustee all amounts due and owing with respect to the 2030 Notes (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.

The Trustee is not required to take any action under the Indenture at the request of any holders unless the holders offer the Trustee protection from expenses and liability reasonably satisfactory to it (called an “indemnity”). If indemnity reasonably satisfactory to the Trustee is provided, the holders of a majority in principal amount of the 2030 Notes may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the Trustee. The Trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass the Trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the 2030 Notes, the following must occur:

•	you must give the Trustee written notice that an Event of Default has occurred and remains uncured;

•	the holders of at least 25% in principal amount of the 2030 Notes must make a written request that the Trustee take action because of the default and must offer the Trustee reasonable indemnity, security or both against the cost and other liabilities of taking that action;

•	the Trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and

•	the holders of a majority in principal amount of the 2030 Notes must not have given the Trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your 2030 Notes on or after the due date thereof.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the Trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to the Trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the Indenture and the 2030 Notes, or else specifying any default.

Waiver of Default

The holders of a majority in principal amount of the 2030 Notes may waive any past defaults other than a default:

•	in the payment of principal or interest; or

•	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Merger or Consolidation

Under the terms of the Indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:

•	where we merge out of existence or convey or transfer all of our assets, the resulting entity must agree to be legally responsible for our obligations under the 2030 Notes;

•	immediately after the transaction, no Default or Event of Default will have happened and be continuing; and

•	we must deliver certain certificates and documents to the Trustee.

Modification or Waiver

There are three types of changes we can make to the Indenture and the 2030 Notes.

Changes Requiring Your Approval

First, there are changes that we cannot make to your 2030 Notes without your specific approval. The following is a list of those types of changes:

•	change the stated maturity of the principal of or interest on the 2030 Notes;

•	reduce any amounts due on the 2030 Notes;

•	reduce the amount of principal payable upon acceleration of the maturity of a 2030 Note following a default;

•	change the place or currency of payment on a 2030 Note;

•	impair your right to sue for payment on the 2030 Notes following the date on which such amount is due and payable;

•	reduce the percentage in principal amount of holders of 2030 Notes whose consent is needed to modify or amend the Indenture;

•	reduce the percentage in principal amount of holders of 2030 Notes whose consent is needed to waive compliance with certain provisions of the Indenture or to waive certain defaults; and

•	modify any other aspect of the provisions of the Indenture dealing with supplemental indentures, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the 2030 Notes. This type is limited to clarifications and certain other changes that would not materially adversely affect holders of the 2030 Notes in any material respect. We also do not need any approval to make any change that affects only 2030 Notes to be issued under the Indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the Indenture and the 2030 Notes would require the following approval:

•	if the change affects only the 2030 Notes, it must be approved by the holders of a majority in principal amount of the 2030 Notes; and

•	if the change affects more than one series of debt securities issued under the Indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by either written consent or written ballot.

The holders of a majority in principal amount of all of the series of debt securities issued under the Indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in the Indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to the 2030 Notes:

The 2030 Notes will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. The 2030 Notes will also not be eligible to vote if they have been fully defeased as described later under “— Defeasance — Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of the 2030 Notes that are entitled to vote or take other action under the Indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action and not later than the date on which solicitation is completed. If we set a record date for a vote or other action to be taken by holders of the 2030 Notes, that vote or action may be taken only by persons who are holders of the 2030 Notes on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the Indenture or the 2030 Notes or request a waiver.

Satisfaction and Discharge; Defeasance

We may satisfy and discharge our obligations under the Indenture by delivering to the Trustee for cancellation all outstanding 2030 Notes or by depositing with the Trustee after the 2030 Notes have become due and payable, or otherwise, moneys sufficient to pay all of the outstanding 2030 Notes and paying all other sums payable under the Indenture by us. Such discharge is subject to terms contained in the Indenture.

Defeasance

The following defeasance provisions will be applicable to the 2030 Notes. “Defeasance” means that, by depositing with the Trustee an amount of cash and/or government securities sufficient to pay all principal and interest, if any, on the 2030 Notes when due and satisfying any additional conditions noted below, we will be deemed to have been discharged from our obligations under the 2030 Notes. In the event of a “covenant defeasance,” upon depositing such funds and satisfying similar conditions discussed below we would be released from certain covenants under the Indenture relating to the 2030 Notes. The consequences to the holders of the 2030 Notes would be that, while they would no longer benefit from certain covenants under the Indenture, and while the 2030 Notes could not be accelerated for any reason, the holders of 2030 Notes nonetheless would be guaranteed to receive the principal and interest owed to them.

Covenant Defeasance

Under current U.S. federal income tax law and the Indenture, we can make the deposit described below and be released from some of the restrictive covenants in the Indenture under which the 2030 Notes were issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your 2030 Notes. In order to achieve covenant defeasance, the following must occur:

•	since the 2030 Notes are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of the 2030 Notes a combination of cash and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the 2030 Notes on their various due dates;

•	we must deliver to the Trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the 2030 Notes any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity;

•	we must deliver to the Trustee a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;

•	defeasance must not result in a breach or violation of, or result in a default under, the Indenture or any of our other material agreements or instruments; and

•	no default or Event of Default with respect to the 2030 Notes shall have occurred and be continuing and no defaults or Events of Default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.

If we accomplish covenant defeasance, you can still look to us for repayment of the 2030 Notes if there were a shortfall in the trust deposit or the Trustee is prevented from making payment. In fact, if one of the remaining Events of Default occurred (such as our bankruptcy) and the 2030 Notes became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal income tax law, as described below, we can legally release ourselves from all payment and other obligations on the 2030 Notes (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

•	since the 2030 Notes are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of the 2030 Notes a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the 2030 Notes on their various due dates;

•	we must deliver to the Trustee a legal opinion confirming that there has been a change in current U.S. federal income tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the 2030 Notes any differently than if we did not make the deposit. Under current U.S. federal income tax law the deposit and our legal release from the 2030 Notes would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your 2030 Notes and you would recognize gain or loss on the 2030 Notes at the time of the deposit;

•	we must deliver to the Trustee a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;

•	defeasance must not result in a breach or violation of, or constitute a default under, the Indenture or any of our other material agreements or instruments; and

•	no default or Event of Default with respect to the 2030 Notes shall have occurred and be continuing and no defaults or Events of Default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the 2030 Notes. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If your 2030 Notes were effectively subordinated as described under “— Ranking,” such subordination would not prevent the Trustee under the Indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such 2030 Notes for the benefit of the subordinated debtholders.

Covenants

In addition to any other covenants described in the accompanying prospectus, as well as standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment, payment of taxes by us and related matters, the following covenants will apply to the 2030 Notes:

•	We agree that, for the period of time during which the 2030 Notes remain outstanding, we will remain a closed-end management investment company for purposes of the 1940 Act.

•	We agree that, for the period of time during which the 2030 Notes remain outstanding, our payment obligations under the Indenture and the 2030 Notes will at all times rank pari passu, without preference or priority, with all of our existing and future unsecured indebtedness and senior to any preferred stock we may issue.

•	We agree that, for the period of time during which the 2030 Notes are outstanding, we will not violate Section 18(a)(1)(A) of the 1940 Act, as modified by the other provisions of Section 18, or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC, if any. Currently, these provisions generally prohibit us from making additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, with respect to such borrowings equals at least 300% after such borrowings. See “Risk Factors — Risks Relating to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us” in the accompanying prospectus.

•	We agree that, for the period of time during which the 2030 Notes are outstanding, we will not violate Section 18(a)(1)(B) of the 1940 Act, as modified by the other provisions of Section 18, or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, giving effect to (i) any exemptive relief granted to us by the SEC, if any, and (ii) no-action relief granted by the SEC to another closed-end investment company (or to us if we determine to seek such similar no-action or other relief) permitting the closed-end investment company to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) of the 1940 Act in order to maintain the closed-end investment company’s status as a RIC under Subchapter M of the Code. These provisions generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, with respect to our borrowings or other indebtedness is below 300% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase (provided that we may declare dividends on our preferred stock as long as such asset coverage with respect to our borrowings or other indebtedness is not below 200%).

•	If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the 2030 Notes and the Trustee, for the period of time during which the 2030 Notes are outstanding, our audited annual consolidated financial statements, within 60 days after the close of our fiscal year end, and our unaudited interim consolidated financial statements, within 60 days after the close of our second fiscal quarter end. All such financial statements will be prepared, in all material respects, in accordance with applicable GAAP.

Form, Exchange and Transfer of Certificated Registered Securities

2030 Notes in physical, certificated form will be issued and delivered to each person that DTC identifies as a beneficial owner of the related 2030 Notes only if:

•	DTC notifies us at any time that it is unwilling or unable to continue as depositary for the Global Notes and a successor depositary is not appointed within 90 days; or

•	DTC ceases to be registered as a clearing agency under the Exchange Act and a successor depositary is not appointed within 90 days.

Holders may exchange their certificated securities for 2030 Notes of smaller denominations or combined into fewer 2030 Notes of larger denominations, as long as the total principal amount is not changed and as long as the denomination is equal to or greater than $25.

Holders may exchange or transfer their certificated securities at the office of the Trustee. We have appointed the Trustee to act as our agent for registering 2030 Notes in the names of holders transferring 2030 Notes. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.

We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If we redeem any of the 2030 Notes, we may block the transfer or exchange of those 2030 Notes selected for redemption during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to determine and fix the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated 2030 Notes selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any 2030 Note that will be partially redeemed.

Resignation of Trustee

The Trustee may resign or be removed with respect to the 2030 Notes, provided that a successor trustee is appointed to act with respect to the 2030 Notes. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the Indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Concerning the Trustee

The Trustee serves as trustee for the Existing Notes, transfer agent for our common stock and Preferred Stock and agent for our dividend reinvestment plan. We will appoint the Trustee as registrar and paying agent under the Indenture.

Governing Law

The Indenture and the 2030 Notes will be governed by, and construed in accordance with, the laws of the State of New York.

Global Notes; Book-Entry

Global Notes

Ownership of beneficial interests in a Global Note will be limited to persons who have accounts with DTC, or the DTC participants, or persons who hold interests through DTC participants. We expect that under procedures established by DTC:

•	upon deposit of a Global Note with DTC’s custodian, DTC will credit portions of the principal amount of the Global Note to the accounts of the DTC participants designated by the underwriters, if applicable; and

•	ownership of beneficial interests in a Global Note will be shown on, and transfer of ownership of those interests will be effected only through, records maintained by DTC (with respect to interests of DTC participants) and the records of DTC participants (with respect to other owners of beneficial interests in the Global Note).

Beneficial interests in Global Notes may not be exchanged for 2030 Notes in physical, certificated form except in the limited circumstances described under “— Form, Exchange and Transfer of Certificated Registered Securities.”

Book-Entry Procedures for Global Notes

All interests in the Global Notes will be subject to the operations and procedures of DTC. The operations and procedures of DTC are controlled by that settlement system and may be changed at any time. Neither we nor the underwriters are responsible for those operations or procedures. See “Book-Entry Issuance” in the accompanying prospectus for a description of DTC’s operations and procedures.

So long as DTC’s nominee is the registered owner of a Global Note, that nominee will be considered the sole owner or holder of the 2030 Notes represented by that Global Note for all purposes under the Indenture. Except as provided under “— Form, Exchange and Transfer of Certificated Registered Securities,” owners of beneficial interests in a Global Note:

•	will not be entitled to have 2030 Notes represented by the Global Note registered in their names;

•	will not receive or be entitled to receive physical, certificated 2030 Notes; and

•	will not be considered the owners or holders of the 2030 Notes under the Indenture for any purpose, including with respect to the giving of any direction, instruction or approval to the Trustee under the Indenture.

As a result, each investor who owns a beneficial interest in a Global Note must rely on the procedures of DTC to exercise any rights of a holder of 2030 Notes under the Indenture (and, if the investor is not a participant or an indirect participant in DTC, on the procedures of the DTC participant through which the investor owns its interest). Payments of principal and interest with respect to the 2030 Notes represented by a Global Note will be made by the Trustee to DTC’s nominee as the registered holder of the Global Note. Neither we nor the Trustee will have any responsibility or liability for the payment of amounts to owners of beneficial interests in a Global Note, for any aspect of the records relating to or payments made on account of those interests by DTC, or for maintaining, supervising or reviewing any records of DTC relating to those interests.

Payments by participants and indirect participants in DTC to the owners of beneficial interests in a Global Note will be governed by standing instructions and customary industry practice and will be the responsibility of those participants or indirect participants and DTC.

Transfers between participants in DTC will be effected under DTC’s procedures and will be settled in same-day funds.

Long Term Debt, Title [Text Block]	DESCRIPTION OF THE NOTES
Long Term Debt, Structuring [Text Block]

The 2030 Notes initially are being offered in the aggregate principal amount of $ .

The 2030 Notes will mature on             , 2030 and 100% of the aggregate principal amount will be paid at maturity (unless the 2030 Notes are earlier redeemed as described below). The interest rate of the 2030 Notes is        % per year and will be paid every March 31, June 30, September 30 and December 31. If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. Interest payments on the 2030 Notes offered by this prospectus supplement will commence on March 31, 2025. The regular record dates for interest payments will be every March 15, June 15, September 15 and December 15. The first record date for the 2030 Notes offered by this prospectus supplement will be March 15, 2024. If a record date for an interest payment falls on a non-business day, the record date will be the next business day. The initial interest period for the 2030 Notes offered by this prospectus supplement will be the period from and including                , 2024, to, but excluding, the initial interest payment date, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be.

Long Term Debt, Dividends and Covenants [Text Block]

Covenants

In addition to any other covenants described in the accompanying prospectus, as well as standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment, payment of taxes by us and related matters, the following covenants will apply to the 2030 Notes:

•	We agree that, for the period of time during which the 2030 Notes remain outstanding, we will remain a closed-end management investment company for purposes of the 1940 Act.

•	We agree that, for the period of time during which the 2030 Notes remain outstanding, our payment obligations under the Indenture and the 2030 Notes will at all times rank pari passu, without preference or priority, with all of our existing and future unsecured indebtedness and senior to any preferred stock we may issue.

•	We agree that, for the period of time during which the 2030 Notes are outstanding, we will not violate Section 18(a)(1)(A) of the 1940 Act, as modified by the other provisions of Section 18, or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC, if any. Currently, these provisions generally prohibit us from making additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, with respect to such borrowings equals at least 300% after such borrowings. See “Risk Factors — Risks Relating to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us” in the accompanying prospectus.

•	We agree that, for the period of time during which the 2030 Notes are outstanding, we will not violate Section 18(a)(1)(B) of the 1940 Act, as modified by the other provisions of Section 18, or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, giving effect to (i) any exemptive relief granted to us by the SEC, if any, and (ii) no-action relief granted by the SEC to another closed-end investment company (or to us if we determine to seek such similar no-action or other relief) permitting the closed-end investment company to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) of the 1940 Act in order to maintain the closed-end investment company’s status as a RIC under Subchapter M of the Code. These provisions generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, with respect to our borrowings or other indebtedness is below 300% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase (provided that we may declare dividends on our preferred stock as long as such asset coverage with respect to our borrowings or other indebtedness is not below 200%).

•	If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the 2030 Notes and the Trustee, for the period of time during which the 2030 Notes are outstanding, our audited annual consolidated financial statements, within 60 days after the close of our fiscal year end, and our unaudited interim consolidated financial statements, within 60 days after the close of our second fiscal quarter end. All such financial statements will be prepared, in all material respects, in accordance with applicable GAAP.

Notes 2030 Are Unsecured And Rank Equally With Other Unsecured Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The 2030 Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we may incur in the future and will rank pari passu with, or equal to, all outstanding and future unsecured indebtedness issued by and us and our general liabilities (total liabilities, less debt).

The 2030 Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the 2030 Notes are effectively subordinated to any secured indebtedness we may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the 2030 Notes. In addition, the 2030 Notes will rank pari passu with, or equal to, all outstanding and future unsecured indebtedness issued by us and our general liabilities (total liabilities, less debt).

Notes 2030 Are Subordinated To Subsidiary Liabilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The 2030 Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The 2030 Notes will be obligations exclusively of Eagle Point Credit Company Inc. and not of any of our subsidiaries. None of our subsidiaries will be or will act as a guarantor of the 2030 Notes and the 2030 Notes will not be required to be guaranteed by any subsidiaries we may acquire or create in the future. The assets of any such subsidiary are not directly available to satisfy the claims of our creditors, including holders of the 2030 Notes.

Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the 2030 Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the 2030 Notes will be structurally subordinated to all indebtedness and other liabilities of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish.

No Active Market May Develop For 2030 Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There is no existing trading market for the 2030 Notes and, even if the NYSE approves the listing of the 2030 Notes, an active trading market for the 2030 Notes may not develop, which could limit your ability to sell the 2030 Notes and/or the market price of the 2030 Notes.

The 2030 Notes will be a new issue of debt securities for which there is no trading market. We intend to list the 2030 Notes on the NYSE within 30 days of the original issue date under the symbol “ECCU.” However, there is no assurance that the 2030 Notes will be approved for listing on the NYSE. Moreover, even if the listing of the 2030 Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the 2030 Notes or that you will be able to sell your 2030 Notes. If the 2030 Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the 2030 Notes, but they are not obligated to do so. The underwriters may discontinue any market-making activities in the 2030 Notes at any time at their sole discretion.

Accordingly, we cannot assure you that the 2030 Notes will be approved for listing on the NYSE, that a liquid trading market will develop or be maintained for the 2030 Notes, that you will be able to sell your 2030 Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the 2030 Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the 2030 Notes for an indefinite period of time.

Credit Rating Downgrade May Impact Liquidity And Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the 2030 Notes, if any, or change in the debt markets could cause the liquidity or market value of the 2030 Notes to decline significantly.

Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the 2030 Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the 2030 Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of 2030 Notes of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the 2030 Notes.

Indenture Offers Limited Protection For Holders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The indenture under which the 2030 Notes will be issued contains limited protection for holders of the 2030 Notes.

The indenture under which the 2030 Notes will be issued offers limited protection to holders of the 2030 Notes. The terms of the indenture and the 2030 Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the 2030 Notes. In particular, the terms of the indenture and the 2030 Notes do not place any restrictions on our or our subsidiaries’ ability to:

•	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the 2030 Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the 2030 Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore would rank structurally senior to the 2030 Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the 2030 Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act or any successor provisions;

•	pay distributions or dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the 2030 Notes, other than a distribution, dividend or purchase that would cause a violation of Section 18(a)(1)(B) of the 1940 Act or any successor provisions;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

Furthermore, the terms of the indenture and the 2030 Notes do not protect holders of the 2030 Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity, except as required under the 1940 Act.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the 2030 Notes may have important consequences for you as a holder of the 2030 Notes, including making it more difficult for us to satisfy our obligations with respect to the 2030 Notes or negatively affecting the trading value of the 2030 Notes.

Other debt we issue or incur in the future could contain more protections for its holders than the indenture and the 2030 Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the 2030 Notes.

Optional Redemption May Negatively Affect Returns [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The optional redemption provision may materially adversely affect your return on the 2030 Notes.

The 2030 Notes are redeemable in whole or in part at any time or from time to time on or after         , 20     at our sole option at the redemption price set forth under the caption “Description of the Notes — Optional Redemption” in this prospectus supplement. We may choose to redeem the 2030 Notes at times when prevailing interest rates are lower than the interest rate paid on the 2030 Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the 2030 Notes being redeemed.

Default On Other Debt May Prevent 2030 Notes Payments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the 2030 Notes.

Any default under the agreements governing our indebtedness or under other indebtedness to which we may be a party that is not waived by the required lenders or holders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the 2030 Notes and substantially decrease the market value of the 2030 Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness, including the 2030 Notes. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders of the debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to refinance or restructure our debt, including the 2030 Notes, sell assets, reduce or delay capital investments, seek to raise additional capital or seek to obtain waivers from the required lenders or holders of any debt that we may incur in the future to avoid being in default. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the 2030 Notes or our other debt. If we breach our covenants under our debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due.

6.6875% Unsecured Notes Due 2028 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		6.6875% Unsecured Notes due 2028
Long Term Debt, Principal		$ 32,423,800
5.375% Unsecured Notes Due 2029 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		5.375% Unsecured Notes due 2029
Long Term Debt, Principal		$ 93,250,000
6.75% Unsecured Notes Due 2031 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		6.75% Unsecured Notes due 2031
Long Term Debt, Principal		$ 44,850,000
Unsecured Notes Due 2030 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		Unsecured Notes due 2030
Long Term Debt, Principal		$ 0